Loans Receivable, Net and Allowance for Loan Losses, Receivables Past Due Status (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Nonaccrual Loans by Classes [Abstract]
Balance of loans with a nonaccrual status	$ 1,320	$ 2,115
Loan portfolio by past due status [Abstract]
30-90 Days Past Due	3,315	3,185
Greater than 90 Days	2,141	3,329
Total Past Due	5,456	6,514
Current	79,800	69,668
Total Loans	85,256	76,182
Loans Receivable > 90 Days and Accruing	821	1,214
Real estate loans [Member] | One-to-four Family Residential [Member] | Owner occupied [Member]
Nonaccrual Loans by Classes [Abstract]
Balance of loans with a nonaccrual status	131	808
Loan portfolio by past due status [Abstract]
30-90 Days Past Due	348	1,009
Greater than 90 Days	373	861
Total Past Due	721	1,870
Current	9,551	10,283
Total Loans	10,272	12,153
Loans Receivable > 90 Days and Accruing	242	53
Real estate loans [Member] | One-to-four Family Residential [Member] | Non-owner Occupied [Member]
Nonaccrual Loans by Classes [Abstract]
Balance of loans with a nonaccrual status	488	624
Loan portfolio by past due status [Abstract]
30-90 Days Past Due	1,506	407
Greater than 90 Days	790	993
Total Past Due	2,296	1,400
Current	32,822	28,206
Total Loans	35,118	29,606
Loans Receivable > 90 Days and Accruing	302	369
Real estate loans [Member] | Multi-family Residential [Member]
Nonaccrual Loans by Classes [Abstract]
Balance of loans with a nonaccrual status	0	0
Loan portfolio by past due status [Abstract]
30-90 Days Past Due	79	0
Greater than 90 Days	0	201
Total Past Due	79	201
Current	3,236	3,514
Total Loans	3,315	3,715
Loans Receivable > 90 Days and Accruing	0	201
Real estate loans [Member] | Commercial Real Estate and Lines of Credit [Member]
Nonaccrual Loans by Classes [Abstract]
Balance of loans with a nonaccrual status	445	427
Loan portfolio by past due status [Abstract]
30-90 Days Past Due	756	1,154
Greater than 90 Days	657	834
Total Past Due	1,413	1,988
Current	19,182	17,866
Total Loans	20,595	19,854
Loans Receivable > 90 Days and Accruing	212	407
Real estate loans [Member] | Construction [Member]
Nonaccrual Loans by Classes [Abstract]
Balance of loans with a nonaccrual status	0	0
Loan portfolio by past due status [Abstract]
30-90 Days Past Due	382	80
Greater than 90 Days	0	0
Total Past Due	382	80
Current	9,383	5,183
Total Loans	9,765	5,263
Loans Receivable > 90 Days and Accruing	0	0
Real estate loans [Member] | Home Equity [Member]
Nonaccrual Loans by Classes [Abstract]
Balance of loans with a nonaccrual status	256	256
Loan portfolio by past due status [Abstract]
30-90 Days Past Due	238	524
Greater than 90 Days	321	440
Total Past Due	559	964
Current	5,470	4,527
Total Loans	6,029	5,491
Loans Receivable > 90 Days and Accruing	65	184
Consumer non-real estate [Member]
Nonaccrual Loans by Classes [Abstract]
Balance of loans with a nonaccrual status	0	0
Loan portfolio by past due status [Abstract]
30-90 Days Past Due	6	11
Greater than 90 Days	0	0
Total Past Due	6	11
Current	156	89
Total Loans	162	100
Loans Receivable > 90 Days and Accruing	$ 0	$ 0